Geographic Information (Details) - Schedule of Major Customers’ Data as A Percentage - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue Benchmark [Member] | Customer A [Member]
Schedule of Major Customers’ Data as A Percentage [Line Items]
Concentration risk percentage	20.00%	27.00%	27.00%
Revenue Benchmark [Member] | Customer B [Member]
Schedule of Major Customers’ Data as A Percentage [Line Items]
Concentration risk percentage	7.00%	2.00%	12.00%
Trade Receivables [Member] | Customer A [Member]
Schedule of Major Customers’ Data as A Percentage [Line Items]
Concentration risk percentage	16.00%
Trade Receivables [Member] | Customer B [Member]
Schedule of Major Customers’ Data as A Percentage [Line Items]
Concentration risk percentage	13.00%
Trade Receivables [Member] | Customer C [Member]
Schedule of Major Customers’ Data as A Percentage [Line Items]
Concentration risk percentage		12.00%